Janus Henderson Flexible Bond Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Flexible Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.40%. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2025. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.53%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.40%. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2025. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.